497(e)
                                                                        33-47949
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 27, 2010 TO THE MAY 1, 2010 PROSPECTUSES FOR:
o EQUI-VEST(R) (SERIES 100-500)
o MOMENTUM(SM)
o MOMENTUM PLUS(SM)

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This Supplement updates certain information in the most recent prospectuses and statements of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.


A. CHANGES TO CERTAIN PORTFOLIOS OF EQ ADVISORS TRUST AND AXA PREMIER VIP TRUST

PORTFOLIO SUB-ADVISER CHANGES

1. Effective June 1, 2010, Invesco Advisers, Inc. replaced Morgan Stanley Investment Management, Inc. ("Morgan Stanley") as the sub-adviser to the EQ/Van Kampen Comstock Portfolio. Accordingly, all references to Morgan Stanley are hereby deleted from the Prospectus.

   AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

2. Effective August 1, 2010, AXA Rosenberg Investment Management LLC ("AXA Rosenberg") will no longer serve as a sub-adviser to an allocated portion of the Multimanager Mid Cap Value Portfolio. AXA Equitable Life Insurance Company, BlackRock Investment Management LLC, Tradewinds Global Investors, LLC and Wellington Management Company, LLP will remain as sub-advisers to the Multimanager Mid Cap Value Portfolio. Accordingly, all references to AXA Rosenberg are hereby deleted from the Prospectus.

   AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.


B. FOR EQUI-VEST(R) (SERIES 100-500) CONTRACTS ONLY

   HOW TO REACH US CHANGES

   Please note the new telephone number to be listed on express mail packages for all contributions sent by express delivery: 718-242-0716


EQUI-VEST(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE
                    LIFE INSURANCE COMPANY (AXA EQUITABLE).
MOMENTUM(SM) AND MOMENTUM PLUS(SM) ARE ISSUED BY AND ARE SERVICE MARKS OF AXA
                                   EQUITABLE.
CERTAIN CONTRACTS DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC, AND FOR CERTAIN
                       OTHER CONTRACTS CO-DISTRIBUTED BY
                       AFFILIATE AXA DISTRIBUTORS, LLC,
               1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

888-112 (8/10)

                                                      Catalog No. 145384 (8/10)
EV100-500, Mo, Mo+  NB/IF (SAR)                                         x03259